Loans - Summary of Allowance for Credit Losses under IFRS 9 (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	$ 1,845	$ 1,741		$ 1,727
Business and government [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	624	557	$ 553	558	$ 588
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	544	482		457
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	$ 278	230	$ 231	$ 208	$ 204
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | BARBADOS | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans		$ 48